Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
May 31, 2024
ENE-NPRT1-0724
1.802168.120
Common Stocks - 99.1%
	Shares	Value ($)
Energy Equipment & Services - 16.3%
Oil & Gas Drilling - 4.3%
Noble Corp. PLC	282,800	13,138,888
Odfjell Drilling Ltd.	1,485,118	8,178,636
Patterson-UTI Energy, Inc.	1,134,412	12,501,220
Shelf Drilling Ltd. (a)(b)(c)	1,347,589	3,065,512
Valaris Ltd. (a)	821,100	63,553,140
		100,437,396
Oil & Gas Equipment & Services - 12.0%
Halliburton Co.	1,692,700	62,122,090
Liberty Energy, Inc. Class A	675,300	16,673,157
Oceaneering International, Inc. (a)	602,030	14,256,070
Schlumberger Ltd.	2,543,069	116,701,436
TechnipFMC PLC	2,531,572	66,301,871
Tidewater, Inc. (a)	33,500	3,461,555
Vallourec SA (a)	192,800	3,453,129
		282,969,308
TOTAL ENERGY EQUIPMENT & SERVICES		383,406,704
Independent Power and Renewable Electricity Producers - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Vistra Corp.	256,400	25,404,112
Machinery - 0.9%
Industrial Machinery & Supplies & Components - 0.9%
Chart Industries, Inc. (a)(b)	143,200	22,486,696
Oil, Gas & Consumable Fuels - 80.8%
Integrated Oil & Gas - 42.5%
Cenovus Energy, Inc. (Canada)	6,963,706	145,154,912
Chevron Corp.	715,517	116,128,409
Exxon Mobil Corp.	4,978,472	583,775,627
Imperial Oil Ltd.	401,300	28,354,078
Occidental Petroleum Corp.	1,429,915	89,369,688
Occidental Petroleum Corp. warrants 8/3/27 (a)	99,550	4,000,915
Suncor Energy, Inc.	762,100	31,089,005
		997,872,634
Oil & Gas Exploration & Production - 23.1%
Antero Resources Corp. (a)	1,006,100	35,847,343
Canadian Natural Resources Ltd.	1,490,580	114,504,366
Chord Energy Corp.	78,652	14,582,867
ConocoPhillips Co.	624,166	72,702,856
Devon Energy Corp.	106,100	5,207,388
Diamondback Energy, Inc.	372,400	74,204,424
EOG Resources, Inc.	92,964	11,578,666
Hess Corp.	519,500	80,054,950
National Energy Services Reunited Corp. (a)	3,888,920	38,500,308
Northern Oil & Gas, Inc.	123,860	5,069,590
Ovintiv, Inc.	1,032,600	53,354,442
Range Resources Corp.	795,800	29,372,978
SM Energy Co.	183,300	9,243,819
		544,223,997
Oil & Gas Refining & Marketing - 9.5%
Marathon Petroleum Corp.	625,492	110,468,142
Phillips 66 Co.	177,973	25,291,743
Valero Energy Corp.	562,200	88,344,108
		224,103,993
Oil & Gas Storage & Transportation - 5.7%
Cheniere Energy, Inc.	494,312	77,997,490
Energy Transfer LP	3,307,800	51,833,226
Golar LNG Ltd.	129,133	3,394,907
		133,225,623
TOTAL OIL, GAS & CONSUMABLE FUELS		1,899,426,247
TOTAL COMMON STOCKS (Cost $1,225,639,363)		2,330,723,759

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	2,148,928	2,149,358
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	11,574,150	11,575,308
TOTAL MONEY MARKET FUNDS (Cost $13,724,666)		13,724,666

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,239,364,029)	2,344,448,425
NET OTHER ASSETS (LIABILITIES) - 0.3%	6,042,345
NET ASSETS - 100.0%	2,350,490,770

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,065,512 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	392,136	59,012,648	57,254,804	84,850	(622)	-	2,149,358	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	29,770,054	249,621,880	267,816,626	18,407	-	-	11,575,308	0.0%
Total	30,162,190	308,634,528	325,071,430	103,257	(622)	-	13,724,666

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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